Submission	Dec. 15, 2025
Submission [Line Items]
Central Index Key	0002071607
Registrant Name	BM ACQUISITION CORP.
Registration File Number	333-288106
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A